SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Dec. 28, 2025
Equipment [Member] | Bottom [Member]
Estimated useful life	3 years
Equipment [Member] | Top [Member]
Estimated useful life	7 years
Leasehold Improvements [Member] | Bottom [Member]
Estimated useful life	5 years
Leasehold Improvements [Member] | Top [Member]
Estimated useful life	10 years
Building [Member] | Bottom [Member]
Estimated useful life	15 years
Building [Member] | Top [Member]
Estimated useful life	25 years